Borrowings and Debentures - Debentures (Detail) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Debentures		₩ 8,213,904 [1]		₩ 8,511,280
Less current installments of bonds		(919,459)		(2,147,634)
Debentures, excluding current installments, net		₩ 7,294,445		6,363,646
Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[2]	2028
Annual interest rate (%)	[2]	0.00%	0.00%
Debentures	[2]	₩ 0
Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[2]	2028
Annual interest rate (%)	[2]	0.00%	0.00%
Debentures	[2]	₩ 0
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Debentures		₩ 8,236,908		8,526,303
Gross amount [member] | Unsecured corporate bonds with 3.45% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2032
Annual interest rate (%)		3.45%	3.45%
Debentures		₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 3.22% interest due 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2033
Annual interest rate (%)		3.22%	3.22%
Debentures		₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 2.49% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		2.49%	2.49%
Debentures		₩ 0		150,000
Gross amount [member] | Unsecured corporate bonds with 2.61% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		2.61%	2.61%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.66% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		2.66%	2.66%
Debentures		₩ 0		70,000
Gross amount [member] | Unsecured corporate bonds with 2.82% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		2.82%	2.82%
Debentures		₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		2.55%	2.55%
Debentures		₩ 0		100,000
Gross amount [member] | Unsecured corporate bonds with 2.75% interest due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2035
Annual interest rate (%)		2.75%	2.75%
Debentures		₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 2.08% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		2.08%	2.08%
Debentures		₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.24% interest due 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2036
Annual interest rate (%)		2.24%	2.24%
Debentures		₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 1.97% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		1.97%	1.97%
Debentures		₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.17% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2031
Annual interest rate (%)		2.17%	2.17%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		2.55%	2.55%
Debentures		₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.65% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2032
Annual interest rate (%)		2.65%	2.65%
Debentures		₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.84% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		2.84%	2.84%
Debentures		₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 3.00% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		3.00%	3.00%
Debentures		₩ 200,000		200,000
Gross amount [member] | Unsecured corporate bonds with 3.02% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2038
Annual interest rate (%)		3.02%	3.02%
Debentures		₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.44% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2038
Annual interest rate (%)		2.44%	2.44%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.19% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Annual interest rate (%)		2.19%	2.19%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.23% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2039
Annual interest rate (%)		2.23%	2.23%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.50% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Annual interest rate (%)		1.50%	1.50%
Debentures		₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 1.52% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2039
Annual interest rate (%)		1.52%	1.52%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.56% interest due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2049
Annual interest rate (%)		1.56%	1.56%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.79% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Annual interest rate (%)		1.79%	1.79%
Debentures		₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.81% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2039
Annual interest rate (%)		1.81%	1.81%
Debentures		₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 1.75% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		1.75%	1.75%
Debentures		₩ 0		130,000
Gross amount [member] | Unsecured corporate bonds with 1.83% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		1.83%	1.83%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.87% interest due 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2040
Annual interest rate (%)		1.87%	1.87%
Debentures		₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 1.40% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		1.40%	1.40%
Debentures		₩ 0		140,000
Gross amount [member] | Unsecured corporate bonds with 1.59% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		1.59%	1.59%
Debentures		₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.76% interest due 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2040
Annual interest rate (%)		1.76%	1.76%
Debentures		₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 1.39% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		1.39%	1.39%
Debentures		₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 1.80% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2031
Annual interest rate (%)		1.80%	1.80%
Debentures		₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.89% interest due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2041
Annual interest rate (%)		1.89%	1.89%
Debentures		₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.69% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		2.69%	2.69%
Debentures		₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 2.68% interest due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2041
Annual interest rate (%)		2.68%	2.68%
Debentures		₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 3.80% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		3.80%	3.80%
Debentures		₩ 0		240,000
Gross amount [member] | Unsecured corporate bonds with 3.84% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		3.84%	3.84%
Debentures		₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 3.78% interest due 2042 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2042
Annual interest rate (%)		3.78%	3.78%
Debentures		₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 4.00% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		4.00%	4.00%
Debentures		₩ 0		300,000
Gross amount [member] | Unsecured corporate bonds with 4.00% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		4.00%	4.00%
Debentures		₩ 95,000		95,000
Gross amount [member] | Unsecured corporate bonds with 4.73% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate (%)		4.73%	4.73%
Debentures		₩ 0		110,000
Gross amount [member] | Unsecured corporate bonds with 4.74% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		4.74%	4.74%
Debentures		₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 4.69% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2032
Annual interest rate (%)		4.69%	4.69%
Debentures		₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 3.65% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		3.65%	3.65%
Debentures		₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 3.83% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		3.83%	3.83%
Debentures		₩ 190,000		190,000
Gross amount [member] | Unsecured corporate bonds with 3.72% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		3.72%	3.72%
Debentures		₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 3.80% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		3.80%	3.80%
Debentures		₩ 200,000		200,000
Gross amount [member] | Unsecured corporate bonds with 3.96% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		3.96%	3.96%
Debentures		₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 4.54% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Annual interest rate (%)		4.54%	4.54%
Debentures		₩ 115,000		115,000
Gross amount [member] | Unsecured corporate bonds with 4.68% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		4.68%	4.68%
Debentures		₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 4.72% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		4.72%	4.72%
Debentures		₩ 50,000		50,000
Gross amount [member] | VS Unsecured corporate bonds with 4.72% interest due 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2033
Annual interest rate (%)		4.72%	4.72%
Debentures		₩ 30,000		30,000
Gross amount [member] | Unsecured corporate bonds with 3.72% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		3.72%	3.72%
Debentures		₩ 180,000		180,000
Gross amount [member] | Unsecured corporate bonds with 3.73% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Annual interest rate (%)		3.73%	3.73%
Debentures		₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 3.92% interest due 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2034
Annual interest rate (%)		3.92%	3.92%
Debentures		₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 2.91 interest due 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		2.91%	2.91%
Debentures		₩ 170,000		170,000
Gross amount [member] | Unsecured corporate bonds with 2.92 interest due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Annual interest rate (%)		2.92%	2.92%
Debentures		₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.96 interest due 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity		2034
Annual interest rate (%)		2.96%	2.96%
Debentures		₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.86% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2026
Annual interest rate (%)	[3]	1.86%	1.86%
Debentures	[3]	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.64% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2025
Annual interest rate (%)	[3]	1.64%	1.64%
Debentures	[3]	₩ 0		100,000
Gross amount [member] | Unsecured corporate bonds with 1.41% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2025
Annual interest rate (%)	[3]	1.41%	1.41%
Debentures	[3]	₩ 0		160,000
Gross amount [member] | Unsecured corporate bonds with 2.58% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2025
Annual interest rate (%)	[3]	2.58%	2.58%
Debentures	[3]	₩ 0		100,000
Gross amount [member] | Unsecured corporate bonds with 2.92% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2032
Annual interest rate (%)	[3]	2.92%	2.92%
Debentures	[3]	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 4.21% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2025
Annual interest rate (%)	[3]	4.21%	4.21%
Debentures	[3]	₩ 0		50,000
Gross amount [member] | Unsecured corporate bonds with 4.28% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2026
Annual interest rate (%)	[3]	4.28%	4.28%
Debentures	[3]	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 4.37% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2028
Annual interest rate (%)	[3]	4.37%	4.37%
Debentures	[3]	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 4.87% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2026
Annual interest rate (%)	[3]	4.87%	4.87%
Debentures	[3]	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 5.00% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2028
Annual interest rate (%)	[3]	5.00%	5.00%
Debentures	[3]	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 3.89% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2027
Annual interest rate (%)	[3]	3.89%	3.89%
Debentures	[3]	₩ 170,000		170,000
Gross amount [member] | Unsecured global bonds with 6.63% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		6.63%	6.63%
Debentures		₩ 573,960		588,000	$ 400,000
Gross amount [member] | Unsecured global bonds with 4.88% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		4.88%	4.88%
Debentures	[3]	₩ 430,470	$ 300,000	441,000	300,000
Gross amount [member] | Floating rate notes with SOFR rate + 1.17% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Annual interest rate description	[4]	SOFR rate + 1.17
Debentures	[4]	₩ 0		441,000	300,000
Gross amount [member] | Floating rate notes with SOFR rate + 0.59% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate description		SOFR rate + 0.59
Debentures		₩ 430,470	$ 300,000	0
Gross amount [member] | Registered unsecured private exchangeable bond due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Annual interest rate (%)		0.00%	0.00%
Debentures		₩ 7,008		0
Gross amount [member] | Unsecured corporate bonds with 3.38% interest due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2035
Annual interest rate (%)		3.38%	3.38%
Debentures		₩ 50,000		0
Gross amount [member] | Unsecured corporate bonds with 3.09% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		3.09%	3.09%
Debentures		₩ 480,000		0
Gross amount [member] | Unsecured corporate bonds with 2.97% interest due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2035
Annual interest rate (%)		2.97%	2.97%
Debentures		₩ 30,000		0
Gross amount [member] | Unsecured corporate bonds with 2.87% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		2.87%	2.87%
Debentures		₩ 120,000		0
Gross amount [member] | Unsecured corporate bonds with 2.76% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		2.76%	2.76%
Debentures		₩ 50,000		0
Gross amount [member] | Unsecured corporate bonds with 3.06% interest due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2035
Annual interest rate (%)		3.06%	3.06%
Debentures		₩ 40,000		0
Gross amount [member] | Unsecured corporate bonds with 2.82% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		2.82%	2.82%
Debentures		₩ 190,000		0
Gross amount [member] | Unsecured corporate bonds with 2.67% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		2.67%	2.67%
Debentures		₩ 80,000		0
Gross amount [member] | Unsecured corporate bonds with 3.17% interest due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2035
Annual interest rate (%)		3.17%	3.17%
Debentures		₩ 140,000		0
Gross amount [member] | Unsecured corporate bonds with 3.05% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2030
Annual interest rate (%)		3.05%	3.05%
Debentures		₩ 70,000		0
Gross amount [member] | Unsecured corporate bonds with 2.98% interest due 2028
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)		2.98%	2.98%
Debentures		₩ 190,000		0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Annual interest rate (%)	[2]	0.00%	0.00%
Debentures	[2]	₩ 0		4,410	3,000
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	[2]	0.00%	0.00%
Debentures	[2]	₩ 0		23,741	16,150
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Debentures	[2]			11,392	7,750,000
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Debentures	[2]			11,760	$ 8,000,000
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Gross amount [member] | Unsecured corporate bonds with 3.93 interest due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2029
Annual interest rate (%)	[3]	3.93%	3.93%
Debentures	[3]	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 3.06 interest due 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2027
Annual interest rate (%)	[3]	3.06%	3.06%
Debentures	[3]	₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 3.06 interest due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2029
Annual interest rate (%)	[3]	3.06%	3.06%
Debentures	[3]	₩ 115,000		115,000
Gross amount [member] | Unsecured corporate bonds with 3.11 interest due 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	[3]	2031
Annual interest rate (%)	[3]	3.11%	3.11%
Debentures	[3]	₩ 50,000		50,000
Discounts on bonds [member]
Disclosure of detailed information about borrowings [line items]
Debentures		₩ (23,004)		₩ (15,023)

[1]	The contractual cash flow is amount that includes interest payables
[2]	Convertible bonds were issued by SAPEON Inc., a subsidiary of the Parent Company, and redeemed on February 7, 2025, pursuant to an early redemption request.
[3]	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.
[4]	Applied interest rates are SOFR rate of 4.20% and 4.49% as of December 31, 2025 and 2024, respectively.